Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments
Financial Instruments

27.Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	18,496,574	18,496,574	—
Time deposits-long term	673,000	673,000	—
Held-to-maturity securities-fixed rate investments	350,528	—	350,528
Other short-term investments	1,708,024	—	1,708,024
Total	21,228,126	19,169,574	2,058,552

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	16,625,468	16,625,468	—
Time deposits-long term	500,000	500,000	—
Other short-term investments	901,183	—	901,183
Total	18,026,651	17,125,468	901,183

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. As of December 31, 2014, an cost method investment (Note 10) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges of RMB24.0 million incurred and recorded in earnings for the year then ended.